Fair Value - Valuation Technique and Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Inputs Assets Quantitative Information [Line Items]
Fixed maturities	$ 13,432,501	$ 13,448,262
Equities	38,626	443,861
Other invested assets carried at fair value	443,629	190,899
Funds held directly managed investments carried at fair value	353,995	399,899
Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Fixed maturities	223,178	508,546
Equities	30,887	37,556
Other invested assets carried at fair value	456,227	211,007
Funds held directly managed investments carried at fair value	4,540	10,146
U.S. states, territories and municipalities | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Fixed maturities	$ 123,827	$ 138,847
U.S. states, territories and municipalities | Minimum | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	1.50%	1.20%
U.S. states, territories and municipalities | Maximum | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	10.50%	10.30%
U.S. states, territories and municipalities | Weighted Average [Member] | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	6.30%	4.10%
Asset-backed securities [Member] | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Fixed maturities	$ 99,351	$ 369,699
Asset-backed securities [Member] | Minimum | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	4.10%	4.10%
Asset-backed securities [Member] | Maximum | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	18.50%	11.40%
Asset-backed securities [Member] | Weighted Average [Member] | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	14.90%	7.70%
Finance | Weighted market comparables [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Equities	$ 20,934	$ 16,627
Finance | Profitability Analysis [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Equities		$ 6,133
Finance | Minimum | Weighted market comparables [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Net income multiple	20.3	14.4
Tangible book value multiple	1.9	1.5
Liquidity discount	25.00%	25.00%
Comparable return	36.90%	7.90%
Finance | Minimum | Profitability Analysis [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Projected Return On Equity		14.00%
Finance | Maximum | Weighted market comparables [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Net income multiple	20.3	14.4
Tangible book value multiple	1.9	1.5
Liquidity discount	25.00%	25.00%
Comparable return	36.90%	7.90%
Finance | Maximum | Profitability Analysis [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Projected Return On Equity		14.00%
Finance | Weighted Average [Member] | Weighted market comparables [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Net income multiple	20.3	14.4
Tangible book value multiple	1.9	1.5
Liquidity discount	25.00%	25.00%
Comparable return	36.90%	7.90%
Finance | Weighted Average [Member] | Profitability Analysis [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Projected Return On Equity		14.00%
Communications | Weighted market comparables [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Equities		$ 1,985
Communications | Minimum | Weighted market comparables [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjusted earnings multiple		9.4
Comparable return		0.00%
Communications | Maximum | Weighted market comparables [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjusted earnings multiple		9.4
Comparable return		0.00%
Communications | Weighted Average [Member] | Weighted market comparables [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjusted earnings multiple		9.4
Comparable return		0.00%
Technology | Weighted market comparables [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Equities	$ 9,800	$ 8,207
Technology | Minimum | Weighted market comparables [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjusted earnings multiple		8.4
Gross revenue/fair value	1.0	1.2
Technology | Maximum | Weighted market comparables [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjusted earnings multiple		8.4
Gross revenue/fair value	1.0	1.2
Technology | Weighted Average [Member] | Weighted market comparables [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjusted earnings multiple		8.4
Gross revenue/fair value	1.0	1.2
Total return swaps | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Other invested assets carried at fair value	$ (1,228)	$ (133)
Total return swaps | Minimum | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	2.90%	3.00%
Total return swaps | Maximum | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	29.40%	29.30%
Total return swaps | Weighted Average [Member] | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	19.30%	16.50%
Insurance-linked securities- longevity swaps | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Other invested assets carried at fair value	$ 9,218	$ 9,428
Insurance-linked securities- longevity swaps | Minimum | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	2.60%	2.40%
Insurance-linked securities- longevity swaps | Maximum | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	2.60%	2.40%
Insurance-linked securities- longevity swaps | Weighted Average [Member] | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	2.60%	2.40%
Notes and Loans Receivable 2 | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Other invested assets carried at fair value	$ 131,176	$ 84,080
Notes and Loans Receivable 2 | Minimum | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	4.20%	6.00%
Notes and Loans Receivable 2 | Maximum | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	24.40%	26.80%
Notes and Loans Receivable 2 | Weighted Average [Member] | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	5.20%	7.40%
Notes and loan receivables | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Other invested assets carried at fair value	$ 8,953	$ 10,415
Notes and loan receivables | Minimum | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	17.50%	17.50%
Gross revenue/fair value	1.2	1.1
Notes and loan receivables | Maximum | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	17.50%	17.50%
Gross revenue/fair value	1.2	1.5
Notes and loan receivables | Weighted Average [Member] | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	17.50%	17.50%
Gross revenue/fair value	1.2	1.5
Notes securitization | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Other invested assets carried at fair value	$ 1,564	$ 31,427
Notes securitization | Minimum | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	3.30%	2.40%
Notes securitization | Maximum | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	3.30%	7.10%
Notes securitization | Weighted Average [Member] | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	3.30%	6.90%
Annuities and residuals | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Other invested assets carried at fair value		$ 8,436
Annuities and residuals | Minimum | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads		5.10%
Prepayment speed		0.00%
Constant default rate		0.30%
Annuities and residuals | Maximum | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads		15.40%
Prepayment speed		15.00%
Constant default rate		17.50%
Annuities and residuals | Weighted Average [Member] | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads		12.70%
Prepayment speed		2.10%
Constant default rate		4.40%
Private Equity-Direct | Discounted Cash Flow And Weighted Market Comparables [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Other invested assets carried at fair value	$ 5,019	$ 8,792
Private Equity-Direct | Minimum | Discounted Cash Flow And Weighted Market Comparables [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Net income multiple	8.6	9.2
Tangible book value multiple	2.0	1.9
Recoverability of intangible assets	0.000	0.000
Private Equity-Direct | Maximum | Discounted Cash Flow And Weighted Market Comparables [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Net income multiple	8.6	9.2
Tangible book value multiple	2.0	1.9
Recoverability of intangible assets	0.000	0.000
Private Equity-Direct | Weighted Average [Member] | Discounted Cash Flow And Weighted Market Comparables [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Net income multiple	8.6	9.2
Tangible book value multiple	2.0	1.9
Recoverability of intangible assets	0.000	0.000
Private equity funds | Reported market value | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Other invested assets carried at fair value	$ 11,064	$ 29,222
Private equity funds | Minimum | Reported market value | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Net asset value, as reported	100.00%	100.00%
Market adjustments	(0.70%)	(4.90%)
Private equity funds | Maximum | Reported market value | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Net asset value, as reported	100.00%	100.00%
Market adjustments	(0.70%)	5.20%
Private equity funds | Weighted Average [Member] | Reported market value | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Net asset value, as reported	100.00%	100.00%
Market adjustments	(0.70%)	(0.50%)
Private Equity - Other | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Other invested assets carried at fair value	$ 29,949	$ 33,284
Private Equity - Other | Minimum | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Effective Yield	5.80%	5.80%
Private Equity - Other | Maximum | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Effective Yield	5.80%	5.80%
Private Equity - Other | Weighted Average [Member] | Discounted cash flow [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Effective Yield	5.80%	5.80%
Other invested assets | Reported market value | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Funds held directly managed investments carried at fair value	$ 4,540	$ 10,146
Other invested assets | Minimum | Reported market value | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Net asset value, as reported	100.00%	100.00%
Market adjustments	0.00%	(16.00%)
Other invested assets | Maximum | Reported market value | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Net asset value, as reported	100.00%	100.00%
Market adjustments	0.00%	0.00%
Other invested assets | Weighted Average [Member] | Reported market value | Significant unobservable inputs (Level 3) [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Net asset value, as reported	100.00%	100.00%
Market adjustments	0.00%	(15.00%)